Consolidated Balance Sheets (Parentheticals) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, authorized shares (in shares)	10,000,000	10,000,000
Common stock, issued shares (in shares)	7,975,160	7,975,160
Treasury stock, shares (in shares)	1,175,716	1,175,716
Allowances for bad debts and cash discounts	$ 22,276	$ 27,276